Supplement to the
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Service Class
March 31, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information replaces similar information found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

MASC-16-01 1.857361.112	September 30, 2016

Supplement to the
Fidelity's Massachusetts Municipal Funds
March 31, 2016
Prospectus

The following information replaces similar information for Fidelity® Massachusetts AMT Tax-Free Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund found in the "Fund Summary" section under the “Principal Investment Risks” heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information for Fidelity® Massachusetts AMT Tax-Free Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund found under the heading “Purchase and Sale of Shares” in the Fund Summary section and under the heading “Additional Information about the Purchase and Sale of Shares” in the Shareholder Information section.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information for Fidelity® Massachusetts Municipal Income Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Cormac Cullen (co-manager) and Mark Sommer (co-manager) have managed the fund since May 2016.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

The following information replaces the similar information for Fidelity® Massachusetts AMT Tax-Free Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund found under the heading “Price to Buy” under the “Buying Shares” heading in the Shareholder Information section.

Fidelity® Massachusetts AMT Tax-Free Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information supplements the information for Fidelity® Massachusetts AMT Tax-Free Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund found under the heading “Selling Shares” in the Shareholder Information section.

Special Limitations Affecting Redemptions of Fidelity® Massachusetts AMT Tax-Free Money Market Fund and Fidelity® Massachusetts Municipal Money Market Fund:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Cormac Cullen is co-manager of Fidelity® Massachusetts Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Cullen has worked as a research analyst, structured analyst, senior legal counsel, and portfolio manager.

Kevin Ramundo is co-manager of Fidelity® Massachusetts Municipal Income Fund, which he has managed since June 2010. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of Fidelity® Massachusetts Municipal Income Fund, which he has managed since May 2016. He also manages other funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

MAS-16-02 1.479536.143	September 30, 2016

Supplement to the
Fidelity® Massachusetts AMT Tax-Free Money Market Fund
Institutional Class
March 31, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The following information replaces similar information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.

The fund is a retail money market fund. Shares of the fund are available only to accounts beneficially owned by natural persons.

The fund may impose a fee upon the sale of fund shares or may temporarily suspend the ability to sell shares if the fund's liquidity falls below required minimums because of market conditions or other factors.

The following information replaces similar information found in the "Shareholder Information" section under the "Price to Buy" heading under the "Buying Shares" heading.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently, including, if applicable, periods when redemptions are suspended.

The following information replaces similar information found in the "Shareholder Information" section under the "Selling Shares" heading.

Special Limitations Affecting Redemptions:

The fund may impose liquidity fees and temporarily suspend redemptions based on the amount of fund assets that are “weekly liquid assets.” Weekly liquid assets generally include cash, direct obligations of the U.S. government, certain other U.S. government or agency securities, and securities that will mature or are subject to a demand feature that is exercisable and payable within five business days.

If, at any time, the weekly liquid assets of the fund fall below 30% of total assets and the fund’s Board of Trustees determines it is in the fund’s best interests, the fund may, as early as the same day, impose a liquidity fee of no more than 2% and/or temporarily suspend redemptions for up to 10 business days in any 90 day period.

If, at the end of any business day, the weekly liquid assets of the fund fall below 10% of total assets, the fund will impose a liquidity fee of 1% on all redemptions beginning on the next business day, unless the fund’s Board of Trustees determines that imposing such a fee would not be in the fund’s best interests or determines that a lower or higher fee (not to exceed 2%) would be in the fund’s best interests. Any such fee would remain in effect until weekly liquid assets return to 30% or the fund’s Board of Trustees determines that the fee is no longer in the fund’s best interests. The Board of Trustees of the fund may determine that it would not be in the fund’s best interests to continue operating if the fund’s weekly liquid assets fall below 10% or under other circumstances. At which point, the fund may permanently suspend redemptions and liquidate.

Liquidity fees are designed to transfer the costs of liquidating fund securities from shareholders who remain in the fund to those who leave the fund during periods when liquidity is scarce. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.

If liquidity fees are imposed or redemptions are suspended, the fund will notify shareholders on the fund’s website or by press release.

MAA-16-01 1.857359.112	September 30, 2016